Income Taxes (Components of Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Current tax (benefit) expense									$ 331	$ (157)	$ 1,042
Deferred tax expense (benefit)									194	662	(64)
Total tax expense	$ 170	$ 154	$ 131	$ 70	$ 46	$ 60	$ 62	$ 337	$ 525	$ 505	$ 978